Insurance contracts and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of legal proceedings and contingencies

The provisions related to labor, civil and taxes proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Taxes	Total

Balances as of December 31, 2018	2,233	1,232	-	3,465
Business combinations	3,301	1,071	-	4,372
Additions	737	1,508	-	2,245
Reversals	(3,770)	(1,043)	-	(4,813)
Balances as of December 31, 2019	2,501	2,768	-	5,269
Business combinations	2,741	2,348	27,487	32,576
Additions	562	10,869	7,853	19,284
Reversals	(1,285)	(2,705)	-	(3,990)
Balances as of December 31, 2020	4,519	13,280	35,340	53,139
Business combinations	16,597	6,017	57,638	80,252
Additions *	5,418	5,101	14,225	24,744
Reversals	(1,044)	(1,470)	(7,334)	(9,848)
Balances as of December 31, 2021	25,490	22,928	99,869	148,287

*	The amount of R$ 4,232 is related to tax legal proceedings attributed to the selling shareholders (R$ 9,940 for the year ended December 31, 2020). The same amount was recorded as indemnification assets in the statement of financial position in other assets.

Schedule of social security proceedings assessed by Management

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2021	2020	2019

Labor	5,098	2,318	3,570
Civil	56,501	59,969	39,135
Taxes and social security	4,459	4,375	7,583
Total	66,058	66,662	50,288